Share Capital - Restricted Share Unit Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 shares shares	Dec. 31, 2022 shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	219,961
Issued	87,351	88,876
Outstanding balance, end of year	307,312	219,961
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	263,202	171,106
Issued	203,537	160,320
Settled	(95,456)	(59,795)
Forfeited	(30,713)	(8,429)
Outstanding balance, end of year	340,570	263,202